Property and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Veraxa Biotech A G [Member]
Entity Information [Line Items]
Schedule of property and equipment

	Furniture		Machines		Vehicles		Assets under construction		Leasehold improvement		Total
Cost
Beginning Cost at 12/31/2023	₣	635,762	₣	2,236,176	₣	2,027	₣	7,730	₣	-	₣	2,881,695
Additions		27,128		93,749		-		-		-		120,877
Transfer		346		(346)		-		-		-		-
Disposals		(7)		(27,016)		-		-		-		(27,023)
FX Effects		4,991		17,953		13		-		-		22,957
Ending Cost at 12/31/2024	₣	668,220	₣	2,320,516	₣	2,040	₣	7,730	₣	-	₣	2,998,506
Additions		70,817		144,835		-		-		221,523		437,175
FX Effects		2,061		(7,917)		13		-		(13,746)		(19,589)
Ending Cost at 12/31/2025		741,098		2,457,434		2,053		7,730		207,777		3,416,092

Accumulated depreciation
Balance at 12/31/2023		(220,405)		(517,674)		(1,157)		(7,730)		-		(746,966)
Depreciation for the year		(100,948)		(188,545)		(255)		-		-		(289,748)
Balance at 12/31/2024		(321,353)		(706,219)		(1,412)		(7,730)		-		(1,036,714)
Depreciation for the year		(142,718)		(227,677)		(270)		-		(23,736)		(394,401)
Balance at 12/31/2025		(464,071)		(933,896)		(1,682)		(7,730)		(23,736)		(1,431,115)

Carrying Amount
at 12/31/2024	₣	346,867	₣	1,614,297	₣	628	₣	-	₣	-	₣	1,961,792
at 12/31/2025	₣	277,027	₣	1,523,538	₣	371	₣	-	₣	184,041	₣	1,984,977